      As filed with the Securities and Exchange Commission on June 29, 2001


                                             1933 Act Registration No. 33-39029
                                             1940 Act Registration No. 811-06281

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|

                          Pre-Effective Amendment No.           |_|
                         Post-Effective Amendment No. 16        |X|

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|

                              Amendment No. 17 |X|


                          LIQUID INSTITUTIONAL RESERVES
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000


                              AMY R. DOBERMAN, ESQ.
                             Brinson Advisors, Inc.
               (formerly Mitchell Hutchins Asset Management Inc.)
                           1285 Avenue of the Americas
                          New York, New York 10019-6028
                     (Name and address of agent for service)


                                   Copies to:
                             ELINOR W. GAMMON, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                            Telephone (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

|_|   Immediately upon filing pursuant to Rule 485(b)
 *1

|_|   On ___________ pursuant to Rule 485(b)


|_|   60 days after filing pursuant to Rule 485(a)(1)


**1
|X|   On September 1, 2001 pursuant to Rule 485(a)(1)


|_|   75 days after filing pursuant to Rule 485(a)(2)

|_|   On ___________ pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Shares of Beneficial Interest.

Brinson LIR Money Market Fund
Brinson LIR Treasury Securities Fund


                          ----------------------------

                                   PROSPECTUS

                               SEPTEMBER 1, 2001

                          ----------------------------


This prospectus offers two classes of shares for both money market funds. Institutional shares are offered primarily to institutional investors, and Financial Intermediary shares are offered to banks and other financial intermediaries for the benefit of their customers.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

           ---------------------------------------------------------
              Not FDIC insured. May lose value. No bank guarantee.
           ---------------------------------------------------------

--------------------------------------------------------------------------------
                            ------------------------
    Brinson LIR Money Market Fund       Brinson LIR Treasury Securities Fund


                                   Contents

                                   THE FUNDS


--------------------------------------------------------------------------------------------------------
What every investor                                        Brinson LIR Money Market Fund
should know about                           3                    Investment Objective, Strategies and
the funds                                                        Risks
                                            4                    Performance
                                            5                    Expenses and Fee Tables
                                                           Brinson LIR Treasury Securities Fund
                                            6                    Investment Objective, Strategies and
                                                                 Risks
                                            7                    Performance
                                            8                    Expenses and Fee Tables
                                            9              More About Risks and Investment Strategies

                                            YOUR INVESTMENT
--------------------------------------------------------------------------------------------------------
Information for                            10                    Managing Your Fund Account
managing your fund                                               -- Buying Shares
account                                                          -- Selling Shares
                                                                 -- Exchanging Shares
                                                                 -- Additional Information
                                                                    About Your Account
                                                                 -- Pricing and Valuation
                                         ADDITIONAL INFORMATION
--------------------------------------------------------------------------------------------------------
Additional important                       14                    Management
information about                          15                    Dividends and Taxes
the funds                                  16                    Financial Highlights
--------------------------------------------------------------------------------------------------------
Where to learn more                                              Back Cover
about the funds


                      -----------------------------------
                         The funds are not complete or
                         balanced investment programs.
                      -----------------------------------

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 2

--------------------------------------------------------------------------------
                            ------------------------
                         Brinson LIR Money Market Fund



                         Brinson LIR Money Market Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------


FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.


UBS PaineWebber Inc., the fund's investment advisor, has appointed Brinson Advisors, Inc. to serve as the fund's sub-advisor. Brinson Advisors selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Brinson Advisors considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:

  Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

  Interest Rate Risk -- The value of the fund's investments generally will fall when short term interest rates rise and its yield will tend to lag behind prevailing rates.

  Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 3

--------------------------------------------------------------------------------
                            ------------------------
                         Brinson LIR Money Market Fund


                                  PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Financial Intermediary shares. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

                                Total Return

                                 [BAR CHART]

        3.54%   2.98%   4.02%   5.76%   5.32%   5.47%   5.43%   5.07%   6.35%

1991    1992    1993    1994    1995    1996    1997    1998    1999    2000

                                Calendar Year


Total return January 1 to June 30, 2001 --    %



Best quarter during years shown: 3rd quarter, 2000  -- 1.64%



Worst quarter during years shown: 2nd quarter, 1993  -- 0.72%



AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000



                                                                                FINANCIAL
                                                              INSTITUTIONAL    INTERMEDIARY
                                                                 SHARES           SHARES
(INCEPTION DATE)                                                (6/3/91)        (1/14/98)*
----------------                                                --------        ----------
One Year....................................................      6.35%            6.09%
Five Years..................................................      5.53%             N/A
Life of Class...............................................      4.91%            5.35%

--------------

* Average annual total returns for Financial Intermediary shares are for the period January 14, 1998 through December 31, 2000. Such shares had previously been outstanding only for short periods of time. For further information see 'Financial Highlights.'


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 4

--------------------------------------------------------------------------------
                            ------------------------
                         Brinson LIR Money Market Fund


                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a % of offering price)..................................  None
Maximum Deferred Sales Charge (Load)
(as a % of offering price)..................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                                              FINANCIAL
                                                            INSTITUTIONAL   INTERMEDIARY
                                                               SHARES          SHARES
                                                            -------------   -------------
Management Fees...........................................          0.25%           0.25%
Distribution and/or Service (12b-1) Fees..................          0.00%           0.00%
Other Expenses
    Shareholder Servicing Fee.............................  0.00%           0.25%
    Miscellaneous Expenses*...............................  0.06%           0.06%
                                                            -----           -----
                                                                    0.06%           0.31%
                                                                    -----           -----
Total Annual Fund Operating Expenses......................          0.31%           0.56%
                                                                    -----           -----
                                                                    -----           -----
Expense Reimbursement*....................................          0.03%           0.03%
                                                                    -----           -----
Net Expenses*.............................................          0.28%           0.53%
                                                                    -----           -----
                                                                    -----           -----

--------------

* The fund and UBS PaineWebber'sm' have entered into a written expense reimbursement agreement. UBS PaineWebber is contractually obligated to reimburse fund expenses through August 31, 2002 to the extent that the fund's expenses otherwise would exceed the 'Net Expenses' rates for each class as shown above. The fund has agreed to repay UBS PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those 'Net Expenses' rates. (UBS PaineWebber is a service mark of UBS AG.)


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the period when the fund's expenses are lower due to its reimbursement agreement with UBS PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
Institutional Shares...........................    $29      $ 97      $171       $390
Financial Intermediary Shares..................     54       176       310        699


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 5

--------------------------------------------------------------------------------
                            ------------------------
                      Brinson LIR Treasury Securities Fund



                      Brinson LIR Treasury Securities Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------


FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market investments.

PRINCIPAL INVESTMENT STRATEGIES


The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in U.S. Treasury money market instruments that are supported by the full faith and credit of the United States. These investments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.


Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.


UBS PaineWebber Inc., the fund's investment advisor, has appointed Brinson Advisors, Inc. to serve as the fund's sub-advisor. Brinson Advisors selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:

  Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

  Interest Rate Risk -- The value of the fund's investments generally will fall when short-term interest rates rise and its yield will tend to lag behind prevailing rates.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 6

--------------------------------------------------------------------------------
                            ------------------------
                      Brinson LIR Treasury Securities Fund


                                  PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they were the only class outstanding for all the periods shown. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

                                Total Return

                                 [BAR CHART]

        3.34%   2.72%   3.93%   5.47%   4.97%   5.16%   4.94%   4.47%   5.65%

1991    1992    1993    1994    1995    1996    1997    1998    1999    2000

                                Calendar Year

Total return January 1 to June 30, 2001  --    %
Best quarter during years shown: 4th quarter, 2000  -- 1.48%
Worst quarter during years shown: 1st quarter, 1993  -- 0.65%



AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000



                                                              INSTITUTIONAL
                                                                 SHARES*
(INCEPTION DATE)                                                (12/6/91)
----------------                                                ---------
One Year....................................................      5.65%
Five Years..................................................      5.04%
Life of Class...............................................      4.51%


--------------


* No Financial Intermediary shares were outstanding prior to December 31, 2000. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 7

--------------------------------------------------------------------------------
                            ------------------------
                      Brinson LIR Treasury Securities Fund


                             EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price) .................................................................... None
Maximum Deferred Sales Charge (Load) (as a % of offering price) ........... None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                                              FINANCIAL
                                                            INSTITUTIONAL   INTERMEDIARY
                                                               SHARES          SHARES
                                                            -------------   -------------
Management Fees...........................................          0.25%           0.25%
Distribution and/or Service (12b-1) Fees..................          0.00%           0.00%
Other Expenses
  Shareholder Servicing Fee...............................  0.00%           0.25%
  Miscellaneous Expenses*.................................  0.11%           0.11%
                                                            -----           -----
                                                                    0.11%           0.36%
                                                                    -----           -----
Total Annual Fund Operating Expenses......................          0.36%           0.61%
                                                                    -----           -----
                                                                    -----           -----
Expense Reimbursement*....................................          0.07%           0.07%
                                                                    -----           -----
Net Expenses*.............................................          0.29%           0.54%
                                                                    -----           -----
                                                                    -----           -----

--------------

* The fund and UBS PaineWebber have entered into a written expense reimbursement agreement. UBS PaineWebber is contractually obligated to reimburse fund expenses through August 31, 2002 to the extent that the fund's expenses otherwise would exceed the 'Net Expenses' rates for each class as shown above. The fund has agreed to repay UBS PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those 'Net Expenses' rates.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the period when the fund's expenses are lower due to its reimbursement agreement with UBS PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                        -------   --------   --------   ---------
Institutional Shares..................................    $29       $109       $195       $449
Financial Intermediary Shares.........................     55        188        333        755


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 8

--------------------------------------------------------------------------------
                            ------------------------
    Brinson LIR Money Market Fund       Brinson LIR Treasury Securities Fund


                                MORE ABOUT RISKS
                            AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund under the 'Investment Objective, Strategies and Risks' heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Foreign Investing Risk. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds' investment strategies are designed to comply with these requirements.


Brinson Advisors may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying a fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Brinson Advisors also may buy or sell money market instruments to take advantage of yield differences.



Each fund may invest to a limited extent in shares of similar money market funds that, for Brinson LIR Treasury Securities Fund, have like tax characteristics.


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 9

--------------------------------------------------------------------------------
                            ------------------------
    Brinson LIR Money Market Fund       Brinson LIR Treasury Securities Fund


                            MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

BUYING SHARES

The funds accept the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to a fund through its custodian.


Each fund offers two separate classes of shares -- Institutional shares and Financial Intermediary shares -- as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.



  You may purchase Institutional shares if you are an institutional investor. Brinson Advisors, the principal underwriter of the funds' shares may, in its discretion, make Institutional shares available to individuals or other entities.



  You may purchase Financial Intermediary shares only if you are a financial intermediary (e.g. bank, trust company, broker or investment advisor) buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees (paid by the fund) at the annual rate of 0.25% of average net assets attributable to financial intermediary shares for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.


Unless you specify otherwise, the funds will treat all purchase orders as orders for Institutional shares.


You may buy fund shares through financial intermediaries which may be authorized to accept purchase orders on behalf of the fund. Each such financial intermediary is then responsible for sending the order to the transfer agent. You may also buy fund shares by calling the funds' transfer agent, PFPC Inc., at 1-888-LIR-FUND and speaking to a representative.



You buy shares at the net asset value next determined after receipt and acceptance of your purchase order by the transfer agent, subject to a fund receiving payment the same day. Your purchase order will be effective only if you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and your wire must actually be credited to the funds' bank account by a Federal Reserve Bank that day. Otherwise, the order will be rejected. A business day is any day that the funds' custodian, the funds' transfer agent and Brinson Advisors are open for business.



Orders to buy shares of Money Market Fund received before noon (Eastern time), will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time), will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) and before 4:30 p.m. (Eastern time), will normally be executed as of 4:30 p.m. (Eastern time).


Orders to buy shares of Treasury Securities Fund received before noon (Eastern time), will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time), will normally be executed as of 2:30 p.m. (Eastern time).


Both funds reserve the right to advance the time by which orders to buy or sell their shares must be received by the transfer agent. A fund may do this when the primary government securities dealers are either closed for business or close early, or trading in money market instruments is limited due to national holidays. For example, a fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ('NYSE') closes early because trading has been halted for the day or The Bond Market Association ('BMA') (formerly known as the Public Securities Association or 'PSA') recommends that the securities markets close early. Frequently, markets close on the afternoon


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 10

--------------------------------------------------------------------------------
                            ------------------------
    Brinson LIR Money Market Fund       Brinson LIR Treasury Securities Fund



of a business day prior to a national holiday. Of course, if a fund's usual deadline for receipt by the transfer agent of orders to buy or sell its shares is earlier than the time at which markets close, the fund expects to follow its normal schedule. Investors may call toll-free 1-888-LIR-Fund to inquire whether a fund intends to close early on a given day.



The funds and Brinson Advisors reserve the right to reject a purchase order or suspend the offering of fund shares. Brinson Advisors may return without notice money wired to a fund where the investor fails to place a corresponding share purchase order.


WIRE INSTRUCTIONS

Instruct your bank to transfer federal funds by wire to:


  To:  PNC Bank
       Philadelphia, PA
       ABA #0310-0005-3
 BNF:  Mutual Fund Service / AC 8529992181
  RE:  Purchase Shares of Brinson LIR
       Money/Treasury (choose one)
 FFC:  (Name of Account and Account Number)



A financial intermediary or your bank may impose a service charge for wire transfers.


MINIMUM INVESTMENTS:


Money Market Fund:
  To open an account..........  $1,000,000
  To add to an account........        None

Treasury Securities Fund:
  To open an account..........  $  250,000
  To add to an account........        None



Brinson Advisors may waive these minimums. A fund may change its minimum investment requirements at any time. Investments must be denominated in U.S. dollars.



Financial intermediaries may establish different minimums for their customers who purchase Financial Intermediary shares through them, provided that the aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary or Brinson Advisors.





ELECTRONIC TRADE ENTRY



The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. For more information on this option, contact your investment professional at your financial intermediary or the transfer agent at 1-888-LIR-FUND.


SELLING SHARES


You may sell your shares through financial intermediaries that are authorized to accept redemption requests (if you previously designated them to give instructions to the transfer agent on your behalf). Each financial intermediary is then responsible for sending the order to the transfer agent. You may also sell your shares by calling the transfer agent at 1-888-LIR-FUND and speaking with a representative.



Orders to sell shares of Money Market Fund received before noon (Eastern time), will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time), will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) and before 4:30 p.m. (Eastern time), will normally be executed as of 4:30 p.m. (Eastern time).


Orders to sell shares of Treasury Securities Fund received before noon (Eastern time), will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time), will normally be executed as of 2:30 p.m. (Eastern time).

As noted above under 'Buying Shares,' the funds may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).


Your sales proceeds will be paid in federal funds wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------
                            ------------------------
    Brinson LIR Money Market Fund       Brinson LIR Treasury Securities Fund



same day to the bank account(s) that you designate.



Your bank account may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, Brinson Advisors, a financial intermediary nor the transfer agent is responsible for the performance of your bank or any of its intermediaries.



The transfer agent will process your orders to sell shares only if you have on file with it a properly completed account application, with a signature guaranteed or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.



If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-LIR-FUND.




EXCHANGING SHARES


You may exchange Institutional shares of either fund for Institutional shares of the other fund, Brinson LIR Government Securities Fund or Brinson Select Money Market Fund. You also may exchange Institutional shares of either fund for Select shares of Brinson LIR Government Securities Fund. In addition, you may exchange Financial Intermediary shares of either fund for Financial Intermediary shares of the other fund or Brinson Select Money Market Fund. Brinson LIR Government Securities Fund has a $1,000,000 minimum for initial purchases of its Institutional shares and a $10,000,000 minimum for initial purchase of its Select shares and no minimum for subsequent purchases. Brinson Select Money Market Fund has a $10,000,000 minimum for initial purchases and a $100,000 minimum for subsequent purchases. These minimums apply to initial and subsequent purchases made through an exchange of shares, although Brinson Advisors reserves the right to waive these minimums. All exchanges are based on the next determined net asset value per share.


Exchange orders are accepted up until 2:30 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date also will be invested in the shares of the other fund into which the exchange is made.


You can place an exchange order through a financial intermediary (if you previously designated them to give instructions to the transfer agent on your behalf), who is then responsible for sending the order to the transfer agent. You may exchange Financial Intermediary shares only if you are a bank or other financial intermediary exchanging the shares for the benefit of your customers. You can also place an exchange order by calling the transfer agent at 1-888-LIR-FUND and speaking with a representative.



Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the previously mentioned deadline to allow the transfer agent sufficient time to establish an account in the new fund in the investor's name. Otherwise the transfer agent may not be able to effect the exchange.



A fund may modify or terminate the exchange privilege at any time.


ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

Financial Intermediary Shares. Financial intermediaries purchasing or holding shares for their customer accounts may charge those customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 12

--------------------------------------------------------------------------------
                            ------------------------
    Brinson LIR Money Market Fund       Brinson LIR Treasury Securities Fund


be lower than those on Institutional shares by the amount of the fees paid by the fund for shareholder services. A customer should consider the terms of his account with a financial intermediary before purchasing shares.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.


Institutional Shares. Brinson Advisors (not the fund) also may pay shareholder servicing fees to financial institutions that make Institutional shares available to their customers. The amount of these fees will be negotiated between Brinson Advisors and the financial institution.


PRICING AND VALUATION

The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.


The net asset value per share for Money Market Fund is normally determined three times each Business Day at noon (Eastern time);
   2:30 p.m. (Eastern time); and
   4:30 p.m. (Eastern time).

The net asset value per share for Treasury Securities Fund is normally determined twice each Business Day at noon (Eastern time) and
   2:30 p.m. (Eastern time).

Your price for buying or selling shares will be the net asset value that is next calculated after a fund accepts your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under 'Buying Shares,' the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even if it normally prices its shares more than once each business day.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------
                            ------------------------
    Brinson LIR Money Market Fund       Brinson LIR Treasury Securities Fund


                                   MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR AND SUB-ADVISOR



UBS PaineWebber Inc. is the investment adviser and administrator of the funds. Brinson Advisors Inc. is each fund's sub-advisor and sub-administrator and is the principal underwriter of its shares. UBS PaineWebber is located at
1285 Avenue of the Americas, New York, New York, 10019-6028, and Brinson Advisors is located at 51 West 52nd Street, New York, New York, 10019-6114.
UBS PaineWebber and Brinson Advisors are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On July 31, 2001, UBS PaineWebber or Brinson Advisors was the manager, advisor or sub-advisor of investment companies with separate portfolios and
aggregate assets of approximately $   billion.


ADVISORY FEES


The funds paid advisory and administration fees to UBS PaineWebber for the most recent fiscal year ended April 30, 2001 at the following annual rates based on average net assets:



Brinson LIR Money Market
  Fund......................  0.25%
Brinson LIR Treasury
  Securities Fund...........  0.25%



OTHER INFORMATION. Brinson LIR Money Market Fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the fund will maintain any particular rating or maintain it with a particular rating agency.





                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 14

--------------------------------------------------------------------------------
                            ------------------------
    Brinson LIR Money Market Fund       Brinson LIR Treasury Securities Fund


                               DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS


Both funds declare dividends daily and pay them monthly. Dividends are paid on the last business day of a month or upon the sale of all the fund shares in a shareholder's account.



Both funds distribute any net short-term capital gain annually and anticipate that any short-term capital gain distribution would be declared during the month of December in a given year. A fund may make more frequent distributions if necessary to maintain its share price at $1.00.


Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Financial Intermediary shares of a fund will be lower than dividends on its Institutional shares because of the higher expenses borne by Financial Intermediary shares.


You will receive dividends in additional shares of the same class unless you elect to have the dividends transmitted by federal funds wire to a designated account. You must notify the transfer agent in writing in a form acceptable to the transfer agent at least two business days prior to the end of the month if you wish to change this election for a particular monthly dividend.


TAXES

The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. The funds' dividends will not qualify for the dividends-received deduction for corporations.


Some states and localities do not tax dividends that are attributable to interest on U.S. Treasury securities and certain other government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.


The funds expect that their dividends will be taxed as ordinary income. Each fund will tell you annually how you should treat its dividends for tax purposes. You should not recognize any capital gain on the sale of your shares in a fund so long as the fund maintains a share price of $1.00.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 15

--------------------------------------------------------------------------------
                            ------------------------
     Brinson LIR Money Market Fund    Brinson LIR Treasury Securities Fund


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, 'total investment return' represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends). Financial Intermediary shares were not outstanding during the fiscal year ended April 30, 2001 for Brinson LIR Treasury Securities Fund and were outstanding for only limited periods of time prior to that fiscal year for Brinson LIR Money Market Fund.


The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose reports, along with the funds' financial statements, are included in the funds' annual report to shareholders. The annual report may be obtained without charge by calling 1-888-LIR-FUND.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 16

--------------------------------------------------------------------------------
                            ------------------------
                         Brinson LIR Money Market Fund


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          BRINSON LIR MONEY MARKET FUND
                          --------------------------------------------------------------
                                               INSTITUTIONAL SHARES
                          --------------------------------------------------------------
                                          FOR THE YEARS ENDED APRIL 30,
                          --------------------------------------------------------------
                             2001         2000         1999         1998         1997
                          ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of period....  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                          ----------   ----------   ----------   ----------   ----------
Net investment income...       0.061        0.053        0.051        0.054        0.052
                          ----------   ----------   ----------   ----------   ----------
Dividends from net
 investment income......      (0.061)      (0.053)      (0.051)      (0.054)      (0.052)
                          ----------   ----------   ----------   ----------   ----------
Net asset value, end of
 period.................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                          ----------   ----------   ----------   ----------   ----------
                          ----------   ----------   ----------   ----------   ----------
Total investment
 return(1)..............  $     6.25%        5.40%        5.22%        5.52%        5.33%
                          ----------   ----------   ----------   ----------   ----------
                          ----------   ----------   ----------   ----------   ----------
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........  $2,513,344   $1,836,114   $2,036,379   $1,591,789   $1,246,799
Expenses to average net
 assets net of waivers/
 reimbursements from
 adviser................        0.28%        0.28%        0.26%        0.29%        0.25%
Expenses to average net
 assets before waivers/
 reimbursements from
 adviser................        0.31%        0.30%        0.31%        0.34%        0.30%
Net investment income to
 average net assets net
 of
 waivers/reimbursements
 from adviser...........        6.04%        5.26%        5.07%        5.38%        5.24%
Net investment income to
 average net assets
 before
 waivers/reimbursements
 from adviser...........        6.01%        5.24%        5.02%        5.33%        5.19%

                                   BRINSON LIR MONEY MARKET FUND
                          ------------------------------------------------
                                  FINANCIAL INTERMEDIARY SHARES**
                          ------------------------------------------------
                                                            FOR THE PERIOD
                                                             JANUARY 14,
                           FOR THE YEARS ENDED APRIL 30,      1998'D' TO
                          -------------------------------     APRIL 30,
                            2001        2000       1999          1998
                          ---------   --------   --------   --------------
Net asset value,
 beginning of period....  $   1.00    $  1.00    $  1.00       $  1.00
                          --------    -------    -------       -------
Net investment income...     0.058      0.050      0.048         0.015
                          --------    -------    -------       -------
Dividends from net
 investment income......    (0.058)    (0.050)    (0.048)       (0.015)
                          --------    -------    -------       -------
Net asset value, end of
 period.................  $   1.00    $  1.00    $  1.00       $  1.00
                          --------    -------    -------       -------
                          --------    -------    -------       -------
Total investment
 return(1)..............      5.99%      5.14%      4.96%         1.51%
                          --------    -------    -------       -------
                          --------    -------    -------       -------
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........  $ 51,534    $64,634    $12,002       $16,302
Expenses to average net
 assets net of waivers/
 reimbursements from
 adviser................      0.53%      0.53%      0.51%         0.54%*
Expenses to average net
 assets before waivers/
 reimbursements from
 adviser................      0.56%      0.55%      0.56%         0.59%*
Net investment income to
 average net assets net
 of
 waivers/reimbursements
 from adviser...........      5.74%      5.05%      4.82%         5.13%*
Net investment income to
 average net assets
 before
 waivers/reimbursements
 from adviser...........      5.71%      5.03%      4.77%         5.07%*

--------------
'D' Reissuance of shares.

 *  Annualized.

** For the period May 1, 1995 to January 13, 1998 there were no outstanding Financial Intermediary Shares.


(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.




                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 17

--------------------------------------------------------------------------------
                            ------------------------
                      Brinson LIR Treasury Securities Fund


                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                             BRINSON LIR TREASURY SECURITIES FUND
                                                      ---------------------------------------------------
                                                                     INSTITUTIONAL SHARES
                                                      ---------------------------------------------------
                                                                 FOR THE YEARS ENDED APRIL 30,
                                                      ---------------------------------------------------
                                                        2001       2000       1999       1998      1997
                                                      --------   --------   --------   --------   -------
Net asset value, beginning of year..................  $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                                      --------   --------   --------   --------   -------
Net investment income...............................     0.054      0.049      0.046      0.051     0.049
                                                      --------   --------   --------   --------   -------
Dividends from net investment income................    (0.054)    (0.047)    (0.046)    (0.051)   (0.049)
Distributions from net realized gains from
 investment transactions............................        --     (0.002)        --         --        --
                                                      --------   --------   --------   --------   -------
Total dividends and distributions to shareholders...    (0.054)    (0.049)    (0.046)    (0.051)   (0.049)
                                                      --------   --------   --------   --------   -------
Net asset value, end of year........................  $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                                      --------   --------   --------   --------   -------
                                                      --------   --------   --------   --------   -------
Total investment return(1)..........................      5.55%      4.97%      4.68%      5.23%     5.02%
                                                      --------   --------   --------   --------   -------
                                                      --------   --------   --------   --------   -------
Ratios/Supplemental Data:
Net assets, end of year (000's).....................  $167,390   $118,525   $179,227   $179,708   $65,893
Expenses to average net assets net of
 waivers/reimbursements from adviser................      0.29%      0.29%      0.28%      0.30%     0.30%
Expenses to average net assets before
 waivers/reimbursements from adviser................      0.36%      0.35%      0.33%      0.47%     0.72%
Net investment income to average net assets net of
 waivers/reimbursements from adviser................      5.36%      4.61%      4.57%      5.09%     4.97%
Net investment income to average net assets before
 waivers/reimbursements from adviser................      5.29%      4.55%      4.52%      4.92%     4.56%

--------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 18

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

-------

TICKER SYMBOL:  Institutional Shares  --
                  Brinson LIR Money
                  Market Fund               LIRXX
                  Brinson LIR Treasury
                  Securities Fund           LISXX


If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.


You may discuss your questions about a fund by contacting your investment professional at your financial intermediary. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-888-LIR-FUND.


You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8900. You can get copies of reports and other information about the fund:

  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

  Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov


Liquid Institutional Reserves
 --  Brinson LIR Money Market Fund
 --  Brinson LIR Treasury Securities Fund
Investment Company Act File No. 811-06281



'c' 2001 Brinson Advisors, Inc. All rights reserved.



S-641



BRINSON LIR
MONEY MARKET FUND
BRINSON LIR
TREASURY SECURITIES FUND


  Prospectus



September 1, 2001

Brinson LIR Government Securities Fund


                          ----------------------------

                                   PROSPECTUS

                               SEPTEMBER 1, 2001

                          ----------------------------


This prospectus offers two classes of money market fund shares -- Institutional shares and Select shares -- primarily to institutional investors. Institutional shares generally require a $1,000,000 minimum initial purchase to open an account. Select shares have lower expenses and generally are offered only to investors who make an initial purchase of at least $10,000,000.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

           ---------------------------------------------------------
              Not FDIC insured. May lose value. No bank guarantee.
           ---------------------------------------------------------

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund



                                    Contents

                                    THE FUND



--------------------------------------------------------------------------------------------------------
What every investor                         3                    Investment Objective, Strategies and
should know about                                                Risks
the fund                                    4                    Performance
                                            5                    Expenses and Fee Tables
                                            6                    More About Risks and Investment
                                                                 Strategies
                                            YOUR INVESTMENT
--------------------------------------------------------------------------------------------------------
Information for                             7                    Managing Your Fund Account
managing your fund                                               -- Buying Shares
account                                                          -- Selling Shares
                                                                 -- Exchanging Shares
                                                                 -- Additional Information
                                                                    About Your Account
                                                                 -- Pricing and Valuation
                                         ADDITIONAL INFORMATION
--------------------------------------------------------------------------------------------------------
Additional important                       10                    Management
information about                          11                    Dividends and Taxes
the fund                                   12                    Financial Highlights
--------------------------------------------------------------------------------------------------------
Where to learn more                                              Back Cover
about the fund



                      -----------------------------------
                         The fund is not a complete or
                          balanced investment program.
                      -----------------------------------


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 2

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund



                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------


FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality, U.S. government money market instruments and in related repurchase agreements.


Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Many U.S. government money market instruments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.


The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.


UBS PaineWebber Inc., the fund's investment advisor, has appointed Brinson Advisors, Inc. to serve as the fund's sub-advisor. Brinson Advisors selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:

  Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

  Interest Rate Risk -- The value of the fund's investments generally will fall when short-term interest rates rise and its yield will tend to lag behind prevailing rates.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 3

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund


                                  PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they were the only class outstanding for all periods shown. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

                                Total Return

                                 [BAR CHART]

        3.53%   2.94%   3.93%   5.57%   5.17%   5.30%   5.24%   4.91%   6.16%

1991    1992    1993    1994    1995    1996    1997    1998    1999    2000

                                Calendar Year


Total return January 1 to June 30, 2001  --    %
Best quarter during years shown: 3rd and 4th quarter, 2000  -- 1.58%
Worst quarter during years shown: 2nd quarter and 4th quarter, 1993  -- 0.72%



AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000



                                                              INSTITUTIONAL
                                                                 SHARES*
(INCEPTION DATE)                                                 (6/3/91)
----------------                                                 --------
One Year....................................................      6.16%
Five Years..................................................      5.35%
Life of Class...............................................      4.73%


--------------


* Because no Select shares were outstanding for a full calendar year, average annual total return for Select shares is not included in the table. Performance for Select shares would be higher because it is not subject to the 0.10% shareholder servicing fee paid by Institutional shares.


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 4

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund


                             EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a % of offering price)..................................  None
Maximum Deferred Sales Charge (Load)
(as a % of offering price)..................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                            INSTITUTIONAL      SELECT
                                                               SHARES          SHARES
                                                            -------------   -------------
Management Fees...........................................          0.25%           0.25%
Distribution and/or Service (12b-1) Fees..................          0.00%           0.00%
Other Expenses
    Shareholder Servicing Fee.............................  0.10%           0.00%
    Miscellaneous Expenses*...............................  0.03%           0.03%
                                                            -----           -----
                                                                    0.13%           0.03%
                                                                    -----           -----
Total Annual Fund Operating Expenses......................          0.38%           0.28%
                                                                    -----           -----
                                                                    -----           -----
Management Fee Waiver/Expense Reimbursement*..............          0.09%           0.09%
                                                                    -----           -----
Net Expenses*.............................................          0.29%           0.19%
                                                                    -----           -----
                                                                    -----           -----


--------------


* The fund and UBS PaineWebber'sm' have entered into a written management fee waiver/expense reimbursement agreement. UBS PaineWebber is contractually obligated to waive 0.10% of its management fees and to reimburse fund expenses through August 31, 2002 to the extent that the fund's expenses otherwise would exceed the 'Net Expenses' rates for each class as shown above. The fund has agreed to repay UBS PaineWebber for any reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those 'Net Expenses' rates. (UBS PaineWebber is a service mark of UBS AG.)


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the period when the fund's expenses are lower due to its reimbursement agreement with UBS PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
Institutional Shares...........................    $30      $107      $187       $454
Select Shares..................................     19        92       171        439


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 5

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund


                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS


The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.


Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.


Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.




ADDITIONAL INVESTMENT STRATEGIES


Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The fund's investment strategies are designed to comply with these requirements.



Brinson Advisors may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Brinson Advisors also may buy or sell money market instruments to take advantage of yield differences.



The fund may invest to a limited extent in shares of similar money market funds that have like tax characteristics.


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 6

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund


                            MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

BUYING SHARES


The fund accepts the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to a fund through its custodian.



The fund offers two separate classes of shares -- Institutional shares and Select shares -- as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.



  Brinson Advisors, the principal underwriter of the fund's shares, may, in its discretion, make Institutional shares or Select shares available to individuals or other entities.



  Institutional shares bear special fees (paid by the fund) at the annual rate of 0.10% of average daily net assets attributable to Institutional shares for services that financial intermediaries (e.g. banks, trust companies, brokers or investment advisors) provide to the owners of Institutional shares.



  Generally, you may purchase Select shares only if you make an initial investment of $10,000,000 or more.



Investors purchasing $10 million or more of Institutional shares of the fund should consider whether Select shares are more appropriate, recognizing that Select shares may not offer the same client services.



You may buy shares through financial intermediaries which may be authorized to accept purchase orders on behalf of the fund. Each such financial intermediary is then responsible for sending the order to the transfer agent. You may also buy fund shares by calling the fund's transfer agent, PFPC Inc., at 1-888-LIR-FUND and speaking to a representative.



You buy shares at the net asset value next determined after receipt and acceptance of your purchase order by the transfer agent, subject to the fund receiving payment the same day. Your purchase order will be effective only if you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and your wire must actually be credited to the fund's bank account by a Federal Reserve Bank that day. Otherwise, the order will be rejected. A business day is any day that the fund's custodian, the fund's transfer agent and Brinson Advisors are open for business.



Orders to buy shares of the fund received before noon (Eastern time), will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time), will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) and before 4:30 p.m. (Eastern time), will normally be executed as of 4:30 p.m. (Eastern time).



The fund reserves the right to advance the time by which orders to buy or sell its shares must be received by the transfer agent. The fund may do this when the primary government securities dealers are either closed for business or close early, or trading in money market instruments is limited due to national holidays. For example, the fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ('NYSE') closes early because trading has been halted for the day or The Bond Market Association ('BMA') (formerly known as the Public Securities Association or 'PSA') recommends that the securities markets close early. Frequently, markets close early on the afternoon of a business day prior to a national holiday. Of course, if the fund's usual deadline for receipt by the transfer agent of orders to buy or sell its shares is earlier than the time at which markets close, the fund expects to follow its normal schedule. Investors may call toll-free


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 7

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund



1-888-LIR-Fund to inquire whether the fund intends to close early on a given day.



The fund and Brinson Advisors reserve the right to reject a purchase order or suspend the offering of fund shares. Brinson Advisors may return without notice money wired to the fund where the investor fails to place a corresponding share purchase order.


WIRE INSTRUCTIONS

Instruct your bank to transfer federal funds by wire to:


  To:  PNC Bank
       Philadelphia, PA
       ABA #0310-0005-3
 BNF:  Mutual Fund Service / AC 8529992181
  RE:  Purchase Shares of Brinson LIR
       Government Securities Fund
 FFC:  (Name of Account and Account
       Number)



A financial intermediary or your bank may impose a service charge for wire transfers.


MINIMUM INVESTMENTS:





Institutional shares:
  To open an account.........  $ 1,000,000
  To add to an account.......         None

Select shares:
  To open an account.........  $10,000,000
  To add to an account.......         None



Brinson Advisors may waive these minimums. The fund may change its minimum investment requirements at any time. Investments must be denominated in U.S. dollars.





ELECTRONIC TRADE ENTRY



The fund may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. For more information on this option, contact your investment professional at your financial intermediary or the transfer agent at 1-888-LIR-FUND.


SELLING SHARES


You may sell your shares through financial intermediaries that are authorized to accept redemption requests (if you previously designated them to give instructions to the transfer agent on your behalf). Each such financial intermediary is then responsible for sending the order to the transfer agent. You may also sell your shares by calling the transfer agent at 1-888-LIR-FUND and speaking with a representative.



Orders to sell shares of the fund received before noon (Eastern time), will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time), will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) and before 4:30 p.m. (Eastern time), will normally be executed as of 4:30 p.m. (Eastern time).



As noted above under 'Buying Shares,' the fund may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).



Your sales proceeds will be paid in federal funds wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the bank account(s) that you designate.



Your bank account may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the fund, Brinson Advisors, a financial intermediary nor the transfer agent is responsible for the performance of your bank or any of its intermediaries.



The transfer agent will process your orders to sell shares only if you have on file with it a properly completed account application, with a signature guaranteed or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 8

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund



correspond to the information on your application.



If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-LIR-FUND.


EXCHANGING SHARES


You may exchange Institutional shares or Select shares of the fund for Institutional shares of Brinson LIR Money Market Fund, Brinson LIR Treasury Securities Fund or Brinson Select Money Market Fund. You also may exchange Institutional shares of the fund for Select shares of the fund, provided that you satisfy the $10,000,000 minimum investment requirement. Brinson LIR Money Market Fund has a $1,000,000 minimum for initial purchases and no minimum for subsequent purchases. Brinson LIR Treasury Securities Fund has a $250,000 minimum for initial purchases and no minimum for subsequent purchases. Brinson Select Money Market Fund has a $10,000,000 minimum for initial purchases and a $100,000 minimum for subsequent purchases.



These minimums apply to initial and subsequent purchases made through an exchange of shares, although Brinson Advisors reserves the right to waive these minimums. All exchanges are based on the next determined net asset value per share.


Exchange orders are accepted up until 2:30 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date also will be invested in the shares of the other fund into which the exchange is made.


You can place an exchange order with a financial intermediary (if you previously designated them to give instructions to the transfer agent on your behalf), who is then responsible for sending the order to the transfer agent. You also can place an exchange order by calling the transfer agent at 1-888-LIR-FUND and speaking with a representative.



Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the previously mentioned deadline to allow the transfer agent sufficient time to establish an account in the new fund in the investor's name. Otherwise the transfer agent may not be able to effect the exchange.



The fund may modify or terminate the exchange privilege at any time.


ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT


Financial intermediaries through which an investor purchases or holds shares may charge those customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the owners of Institutional shares will be lower than those on Select shares by the amount of the fees paid by the fund for shareholder services provided by the financial intermediary. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.


A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.


Brinson Advisors (not the fund) also may pay fees to financial institutions that make shares of the fund available to their customers. The amount of these fees will be negotiated between Brinson Advisors and the financial institution.


PRICING AND VALUATION


The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 9

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund



instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.



The net asset value per share for the fund is normally determined three times each Business Day at noon (Eastern time);
  2:30 p.m. (Eastern time); and
  4:30 p.m. (Eastern time).


Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order.



On any day that the fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under 'Buying Shares,' the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even if it normally prices its shares more than once each business day.


--------------------------------------------------------------------------------
                                  MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR AND SUB-ADVISOR



UBS PaineWebber Inc. is the investment advisor and administrator of the fund. Brinson Advisors, Inc. is the fund's sub-advisor and sub-administrator and is the principal underwriter of its shares. UBS PaineWebber is located at
1285 Avenue of the Americas, New York, New York, 10019-6028, and Brinson Advisors is located at 51 West 52nd Street, New York, New York, 10019-6114.
UBS PaineWebber and Brinson Advisors are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On July 31, 2001, UBS PaineWebber or Brinson Advisors was the manager,
advisor or sub-advisor of   investment companies with   separate portfolios and
aggregate assets of approximately     billion.




ADVISORY FEES


The fund paid advisory and administration fees to UBS PaineWebber for the most recent fiscal year ended April 30, 2001 at the annual rate of 0.25% of average net assets.





OTHER INFORMATION. The fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the fund will maintain any particular rating or maintain it with a particular rating agency.


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 10

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund


                               DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS


The fund declares dividends daily and pays them monthly. Dividends are paid on the last business day of a month or upon the sale of all the fund shares in a shareholder's account.



The fund distributes any net short-term capital gain annually and anticipates that any short-term capital gain distribution would be declared during the month of December in a given year. The fund may make more frequent distributions if necessary to maintain its share price at $1.00.


Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.


Dividends on Institutional shares will be lower than dividends on Select shares because of the higher expenses borne by Institutional shares.



You will receive dividends in additional shares of the same class unless you elect to have the dividends transmitted by federal funds wire to a designated account. You must notify the transfer agent in writing in a form acceptable to the transfer agent at least two business days prior to the end of the month if you wish to change this election for a particular monthly dividend.


TAXES


The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. The fund's dividends will not qualify for the dividends-received deduction for corporations.



Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.



The fund expects that its dividends will be taxed as ordinary income. The fund will tell you annually how you should treat its dividends for tax purposes. You should not recognize any capital gain on the sale of your shares in the fund so long as the fund maintains a share price of $1.00.


                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund


                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the table, 'total investment return' represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends). Select shares were not outstanding during the fiscal year ended April 30, 2001 and were outstanding for only limited periods of time prior to that fiscal year.



The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling 1-888-LIR-FUND.





                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 12

--------------------------------------------------------------------------------
                            ------------------------
                     Brinson LIR Government Securities Fund


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                BRINSON LIR GOVERNMENT SECURITIES FUND
                                         ----------------------------------------------------
                                                         INSTITUTIONAL SHARES
                                         ----------------------------------------------------
                                                    FOR THE YEARS ENDED APRIL 30,
                                         ----------------------------------------------------
                                           2001       2000       1999       1998       1997
                                         --------   --------   --------   --------   --------
Net asset value, beginning of year.....  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                         --------   --------   --------   --------   --------
Net investment income..................     0.059      0.051      0.049      0.052      0.051
Net realized gains from investment
  transactions.........................     0.000#     0.000#        --         --         --
                                         --------   --------   --------   --------   --------
Net increase from investment
  operations...........................     0.059      0.051      0.049      0.052      0.051
                                         --------   --------   --------   --------   --------
Dividends from net investment income...    (0.059)    (0.051)    (0.049)    (0.052)    (0.051)
                                         --------   --------   --------   --------   --------
Net asset value, end of year...........  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                         --------   --------   --------   --------   --------
                                         --------   --------   --------   --------   --------
Total investment return(1).............      6.02       5.22%      5.04%      5.32%      5.20%
                                         --------   --------   --------   --------   --------
                                         --------   --------   --------   --------   --------
Ratios/Supplemental Data:
Net assets, end of year (000's)........  $260,164   $121,897   $138,783   $100,140   $106,843
Expenses to average net assets net of
  waivers/reimbursements from
  adviser..............................      0.29%      0.29%      0.28%      0.30%      0.30%
Expenses to average net assets before
  waivers/reimbursements from
  adviser..............................      0.38%      0.33%      0.33%      0.59%      0.53%
Net investment income to average net
  assets net of waivers/reimbursements
  from adviser.........................      5.68%      5.10%      4.90%      5.21%      5.09%
Net investment income to average net
  assets before waivers/reimbursements
  from adviser.........................      5.59%      5.06%      4.85%      4.91%      4.86%


--------------


(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.



  # Actual amount is less than $0.005.




                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 13

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TICKER SYMBOL:        Institutional Shares --
                        Brinson LIR Government
                        Securities Fund                  LIGXX



If you want more information about the fund, the following documents are available free upon request:


ANNUAL/SEMI-ANNUAL REPORTS


Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.


You may discuss your questions about the fund by contacting your investment professional at your financial intermediary. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the fund directly at 1-888-LIR-FUND.



You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8900. You can get copies of reports and other information about the fund:


  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

  Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov


Liquid Institutional Reserves
 --  Brinson LIR Government Securities Fund
Investment Company Act File No. 811-06281




'c' 2001 Brinson Advisors, Inc. All rights reserved.



S-936



BRINSON LIR
GOVERNMENT SECURITIES FUND


  Prospectus



September 1, 2001

                         LIQUID INSTITUTIONAL RESERVES
                         BRINSON LIR MONEY MARKET FUND
                     BRINSON LIR GOVERNMENT SECURITIES FUND
                      BRINSON LIR TREASURY SECURITIES FUND
                              51 WEST 52ND STREET
                         NEW YORK, NEW YORK 10019-6114


                      STATEMENT OF ADDITIONAL INFORMATION


    Brinson LIR Money Market Fund ('Money Market Fund'), Brinson LIR Government Securities Fund ('Government Securities Fund') and Brinson LIR Treasury Securities Fund ('Treasury Securities Fund') are professionally managed money market funds organized as diversified series of Liquid Institutional Reserves ('Trust'), an open-end investment company.



    The funds' investment advisor and administrator is UBS PaineWebber Inc. ('UBS PaineWebber'); their sub-advisor sub-administrator and principal underwriter is Brinson Advisors, Inc. ('Brinson Advisors'). UBS PaineWebber'sm'* and Brinson Advisors are indirect wholly owned subsidiaries of UBS AG.


    Portions of the funds' Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ('SAI'). The Annual Report accompanies this SAI. You may obtain an additional copy of the funds' Annual Report without charge by calling toll-free 1-888-LIR-FUND.


    This SAI is not a prospectus and should be read only in conjunction with the current Prospectus of the relevant fund(s), dated September 1, 2001. A copy of a fund's Prospectus may be obtained by calling a financial intermediary through which shares may be purchased or by calling toll-free 1-888-LIR-FUND. Customers of banks and other financial intermediaries that purchase Financial Intermediary shares of Money Market Fund or Treasury Securities Fund may obtain the Prospectus for those funds from their financial intermediaries. The Prospectus for each fund contains more complete information about that fund. You should read it carefully before investing.



    This SAI is dated September 1, 2001.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
The Funds and Their Investment Policies.....................    2
The Funds' Investments, Related Risks and Limitations.......    3
Organization of the Trust; Trustees and Officers; Principal
  Holders and Management Ownership of Securities............   10
Investment Advisory, Administration and Principal
  Underwriting Arrangements.................................   17
Portfolio Transactions......................................   20
Additional Information Regarding Redemptions................   21
Valuation of Shares.........................................   21
Performance Information.....................................   22
Taxes.......................................................   25
Other Information...........................................   25
Financial Statements........................................   26



---------



* UBS PaineWebber is a service mark of UBS AG.

                    THE FUNDS AND THEIR INVESTMENT POLICIES

    Each fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.


    Each fund is a money market fund that invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt-obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Each fund may purchase only those obligations that Brinson Advisors determines, pursuant to procedures adopted by the board, present minimal credit risks and are 'First Tier Securities' as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ('Investment Company Act'). Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.


    MONEY MARKET FUND'S investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments. The fund's investments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities,
(4) repurchase agreements and (5) investment company securities.

    The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

    The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only U.S. dollar denominated obligations of foreign issuers.

    The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income.


    GOVERNMENT SECURITIES FUND'S investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments. The fund invests substantially all its assets in U.S. government securities and in repurchase agreements secured by such securities. The fund's investments also may include securities of other investment companies that invest only in these instruments. Income from repurchase agreements may not be exempt from state and local income taxation.


    Each investor should consult its own tax adviser to determine whether distributions from the fund derived from interest on its portfolio investments are exempt from state or local income taxation and whether such distributions may be subject to state corporate franchise tax.

    The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income.

    TREASURY SECURITIES FUND'S investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments. The fund invests substantially all its assets in securities issued by the U.S. Treasury, which are supported by the full faith and credit of the United States. The interest income on these securities is generally exempt from state and local income tax. The fund will not enter into repurchase agreements.

    Each investor should consult its own tax adviser to determine whether distributions from the fund derived from interest on its portfolio investments are exempt from state or local income taxation and whether such distributions may be subject to state corporate franchise tax.

    The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. The fund may invest in the securities of other investment companies that have similar tax characteristics.

             THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

    The following supplements the information contained in the Prospectus and above concerning each fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

    YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which the funds invest are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by nationally recognized statistical rating organizations ('rating agencies') represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.


    Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security or Brinson Advisors becomes aware that a security has received a rating below the second highest rating by any rating agency, Brinson Advisors and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. First Tier Securities include U.S. government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two rating agencies, (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Brinson Advisors to be of comparable quality. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.


    U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

    U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ('STRIPS') program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

    COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Money Market Fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ('SEC'). Descriptions of certain types of short-term obligations are provided below.

    ASSET-BACKED SECURITIES. Money Market Fund and Government Securities Fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See 'The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements.'

    VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Money Market Fund and Government Securities Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, Money Market Fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Money Market Fund will purchase variable and floating rate securities of non-U.S. government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See 'The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements.'

    Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

    VARIABLE AMOUNT MASTER DEMAND NOTES. Money Market Fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

    INVESTING IN FOREIGN SECURITIES. Money Market Fund's investments in U.S. dollar denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

    CREDIT AND LIQUIDITY ENHANCEMENTS. Money Market Fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.


    ILLIQUID SECURITIES. The term 'illiquid securities' means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Brinson Advisors has determined are liquid pursuant to guidelines established by the board. A fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.


    Restricted securities are not registered under the Securities Act of 1933, as amended ('Securities Act'), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

    Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

    Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a 'safe harbor' from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.


    The board has delegated the function of making day-to-day determinations of liquidity to Brinson Advisors pursuant to guidelines approved by the board. Brinson Advisors takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security,
(2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Brinson Advisors monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.



    Brinson Advisors also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of portfolio securities or shareholder redemptions), Brinson Advisors will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.


    REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special 'tri-party' custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.


    Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by Brinson Advisors to present minimum credit risks.



    REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount to cover the commitment.


    Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. A fund may purchase securities on a 'when-issued' basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

    A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount to cover the commitment. A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. A fund may sell the right to acquire the security prior to delivery if Brinson Advisors deems it advantageous to do so, which may result in a gain or loss to the fund.



    INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, subject to limitations imposed by the Investment Company Act. Among other things, these limitations currently restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when Brinson Advisors believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or
(3) such investments would enhance the fund's liquidity.



    LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Brinson Advisors deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Brinson Advisors. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Brinson Advisors. In determining whether to lend securities to a particular broker-dealer or institutional investor, Brinson Advisors will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. Each fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.



    Pursuant to procedures adopted by the board governing each fund's securities lending program, UBS PaineWebber has been retained to serve as lending agent for each fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber acted as lending agent. UBS PaineWebber also has been approved as a borrower under the funds' securities lending program.




INVESTMENT LIMITATIONS OF THE FUNDS

    FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed with respect to a fund without the affirmative vote of the lesser of
(a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

    Each fund will not:

        (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

        The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

        (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

        The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

        (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

        (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

        The following interpretation applies to, but is not a part of, this fundamental restriction: Money Market Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

        (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

        (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

        (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

    Each fund will not:

        (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

        (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

        (3) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

        (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

               ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

    The Trust was formed on February 14, 1991 as a business trust under the laws of the Commonwealth of Massachusetts and has three operating series. The Trust has authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of each existing or future series. The Trust is governed by a board of trustees, which oversees the funds' operations. The board also is authorized to establish additional series. The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:


    NAME AND ADDRESS; AGE      POSITION WITH THE TRUST  BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------      -----------------------  ----------------------------------------
Margo N. Alexander*'D'; 54             Trustee          Mrs. Alexander is Chairman (since March
                                                        1999), and a director of Brinson Advisors
                                                        (since January 1995), and an executive vice
                                                        president and a director of
                                                        UBS PaineWebber (since March 1984).
                                                        She was chief executive officer of Brinson
                                                        Advisors from January 1995 to October
                                                        2000. Mrs. Alexander is president and a
                                                        director or trustee of 22 investment
                                                        companies for which Brinson Advisors,
                                                        UBS PaineWebber or one of their
                                                        affiliates serves as investment advisor.

Richard Q. Armstrong; 66               Trustee          Mr. Armstrong is chairman and principal of
R.Q.A. Enterprises                                      R.Q.A. Enterprises (management consulting
One Old Church Road                                     firm) (since April 1991 and principal
Unit #6                                                 occupation since March 1995). He is also a
Greenwich, CT 06830                                     director of AlFresh Beverages Canada, Inc.
                                                        (a Canadian Beverage subsidiary of AlFresh
                                                        Foods Inc.) (since October 2000). Mr.
                                                        Armstrong was chairman of the board, chief
                                                        executive officer and co-owner of
                                                        Adirondack Beverages (producer and
                                                        distributor of soft drinks and
                                                        sparkling/still waters) (October 1993-March
                                                        1995). He was a partner of The New England
                                                        Consulting Group (management consulting
                                                        firm) (December 1992-September 1993). He
                                                        was managing director of LVMH U.S.
                                                        Corporation (U.S. subsidiary of the French
                                                        luxury goods conglomerate, Louis Vuitton
                                                        Moet Hennessey Corporation) (1987-1991) and
                                                        chairman of its wine and spirits
                                                        subsidiary, Schieffelin & Somerset Company
                                                        (1987-1991). Mr. Armstrong is a director or
                                                        trustee of 21 investment companies for
                                                        which Brinson Advisors, UBS PaineWebber or
                                                        one of their affiliates serves as
                                                        investment advisor.

    NAME AND ADDRESS; AGE      POSITION WITH THE TRUST  BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------      -----------------------  ----------------------------------------
E. Garrett Bewkes, Jr.**'D';   Trustee and Chairman of  Mr. Bewkes serves as a consultant to
74                              the Board of Trustees   UBS PaineWebber (since May 1999). Prior
                                                        to November 2000, he was a director of
                                                        Paine Webber Group Inc. ('PW Group,'
                                                        formerly the holding company of
                                                        UBS PaineWebber and Brinson Advisors)
                                                        and prior to 1996, he was a consultant
                                                        to PW Group. Prior to 1988, he was
                                                        chairman of the board, president and
                                                        chief executive officer of American
                                                        Bakeries Company. Mr. Bewkes is a
                                                        director of Interstate Bakeries
                                                        Corporation. Mr. Bewkes is a director or
                                                        trustee of 32 investment companies for
                                                        which Brinson Advisors, UBS PaineWebber
                                                        or one of their affiliates serves as
                                                        investment advisor.

Richard R. Burt; 54                    Trustee          Mr. Burt is chairman of IEP Advisors,
1275 Pennsylvania Ave, N.W.                             LLP (international investments and
Washington, D.C. 20004                                  consulting firm) (since March 1994) and
                                                        a partner of McKinsey & Company
                                                        (management consulting firm) (since
                                                        1991). He is also a director of Archer-
                                                        Daniels-Midland Co. (agricultural
                                                        commodities), Hollinger International
                                                        Co. (publishing), Homestake Mining Corp.
                                                        (gold mining), nine investment companies
                                                        in the Deutsche Bank family of funds,
                                                        nine investment companies in the Flag
                                                        Investors family of funds; The Central
                                                        European Fund, Inc. and The Germany
                                                        Fund, Inc., vice chairman of Anchor
                                                        Gaming (provides technology to gaming
                                                        and wagering industry) (since July 1999)
                                                        and chairman of Weirton Steel Corp.
                                                        (makes and finishes steel products)
                                                        (since April 1996). He was the chief
                                                        negotiator in the Strategic Arms
                                                        Reduction Talks with the former Soviet
                                                        Union (1989-1991) and the U.S.
                                                        Ambassador to the Federal Republic of
                                                        Germany (1985-1989). Mr. Burt is a
                                                        director or trustee of 21 investment
                                                        companies for which Brinson Advisors,
                                                        UBS PaineWebber or one of their
                                                        affiliates serves as investment advisor.

    NAME AND ADDRESS; AGE      POSITION WITH THE TRUST  BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------      -----------------------  ----------------------------------------
Meyer Feldberg; 59                     Trustee          Mr. Feldberg is Dean and Professor of
Columbia University                                     Management of the Graduate School of
101 Uris Hall                                           Business, Columbia University. Prior to
New York, NY 10027                                      1989, he was president of the Illinois
                                                        Institute of Technology. Dean Feldberg
                                                        is also a director of Primedia, Inc.
                                                        (publishing), Federated Department
                                                        Stores, Inc. (operator of department
                                                        stores) and Revlon, Inc. (cosmetics).
                                                        Dean Feldberg is a director or trustee
                                                        of 29 investment companies for which
                                                        Brinson Advisors, UBS PaineWebber or one
                                                        of their affiliates serves as investment
                                                        advisor.

George W. Gowen; 71                    Trustee          Mr. Gowen is a partner in the law firm
666 Third Avenue                                        of Dunnington, Bartholow & Miller. Prior
New York, NY 10017                                      to May 1994, he was a partner in the law
                                                        firm of Fryer, Ross & Gowen. Mr. Gowen
                                                        is a director or trustee of 29
                                                        investment companies for which Brinson
                                                        Advisors, UBS PaineWebber or one of
                                                        their affiliates serves as investment
                                                        advisor.

Frederic V. Malek; 64                  Trustee          Mr. Malek is chairman of Thayer Capital
1455 Pennsylvania Ave, N.W.                             Partners (merchant bank) and Chairman of
Suite 350                                               Thayer Hotel Investors II and Lodging
Washington, D.C. 20004                                  Opportunities Fund (hotel investment
                                                        partnerships). From January 1992 to
                                                        November 1992, he was campaign manager
                                                        of Bush-Quayle '92. From 1990 to 1992,
                                                        he was vice chairman and, from 1989 to
                                                        1990, he was president of Northwest
                                                        Airlines Inc. and NWA Inc. (holding
                                                        company of Northwest Airlines Inc.).
                                                        Prior to 1989, he was employed by the
                                                        Marriott Corporation (hotels,
                                                        restaurants, airline catering and
                                                        contract feeding), where he most
                                                        recently was an executive vice president
                                                        and president of Marriott Hotels and
                                                        Resorts. Mr. Malek is also a director of
                                                        Aegis Communications, Inc.
                                                        (tele-services), American Management
                                                        Systems, Inc. (management consulting and
                                                        computer related services), CB Richard
                                                        Ellis, Inc. (real estate services), FPL
                                                        Group, Inc. (electric services), Global
                                                        Vacation Group (packaged vacations),
                                                        HCR/Manor Care, Inc. (health care), SAGA
                                                        Systems, Inc. (software company) and
                                                        Northwest Airlines Inc. Mr. Malek is a
                                                        director or trustee of 21 investment
                                                        companies for which Brinson Advisors,
                                                        UBS PaineWebber or one of their
                                                        affiliates serves as investment advisor.

    NAME AND ADDRESS; AGE      POSITION WITH THE TRUST  BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------      -----------------------  ----------------------------------------
Carl W. Schafer; 65                    Trustee          Mr. Schafer is president of the Atlantic
66 Witherspoon Street, #1100                            Foundation (charitable foundation
Princeton, NJ 08542                                     supporting mainly oceanographic
                                                        exploration and research). He is a
                                                        director of Labor Ready, Inc. (temporary
                                                        employment), Roadway Express, Inc.
                                                        (trucking), The Guardian Group of Mutual
                                                        Funds, the Harding, Loevner Funds, Evans
                                                        Systems, Inc. (motor fuels, convenience
                                                        store and diversified company),
                                                        Electronic Clearing House, Inc.
                                                        (financial transactions processing),
                                                        Frontier Oil Corporation and
                                                        Nutraceutix, Inc. (biotechnology
                                                        company). Prior to January 1993, he was
                                                        chairman of the Investment Advisory
                                                        Committee of the Howard Hughes Medical
                                                        Institute. Mr. Schafer is a director or
                                                        trustee of 21 investment companies for
                                                        which Brinson Advisors, UBS PaineWebber
                                                        or one of their affiliates serves as
                                                        investment advisor.

Brian M. Storms*'D'; 46         Trustee and President   Mr. Storms is president and chief
                                                        operating officer (since October 2000)
                                                        and president of Brinson Advisors (since
                                                        March 1999). Mr. Storms was president of
                                                        Prudential Investments (1996-1999).
                                                        Prior to joining Prudential, he was a
                                                        managing director at Fidelity
                                                        Investments. Mr. Storms is a director or
                                                        trustee of 30 investment companies for
                                                        which Brinson Advisors, UBS PaineWebber
                                                        or one of their affiliates serves as
                                                        investment advisor.

Thomas Disbrow***; 35            Vice President and     Mr. Disbrow is a director and a senior
                                 Assistant Treasurer    manager of the mutual fund finance
                                                        department of Brinson Advisors. Prior to
                                                        November 1999, he was a vice president
                                                        of Zweig/Glaser Advisers. Mr. Disbrow is
                                                        a vice president and assistant treasurer
                                                        of 22 investment companies for which
                                                        Brinson Advisors, UBS PaineWebber or one
                                                        of their affiliates serves as investment
                                                        advisor.

    NAME AND ADDRESS; AGE      POSITION WITH THE TRUST  BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------      -----------------------  ----------------------------------------
Amy R. Doberman**; 39              Vice President       Ms. Doberman is an executive director
                                                        and general counsel of Brinson Advisors.
                                                        From December 1996 through July 2000,
                                                        she was general counsel of Aeltus
                                                        Investment Management, Inc. Prior to
                                                        working at Aeltus, Ms. Doberman was a
                                                        Division of Investment Management
                                                        Assistant Chief Counsel at the SEC.
                                                        Ms. Doberman is a vice president and
                                                        secretary of 22 investment companies for
                                                        which Brinson Advisors, UBS PaineWebber
                                                        or one of their affiliates serves as
                                                        investment advisor.

Elbridge T. Gerry III*; 44         Vice President       Mr. Gerry is a managing director and
                                                        chief investment officer -- short-term
                                                        strategies and municipals of Brinson
                                                        Advisors. Mr. Gerry is a vice president
                                                        of 16 investment companies for which
                                                        Brinson Advisors, UBS PaineWebber or one
                                                        of their affiliates serves as investment
                                                        advisor.

Kevin J. Mahoney***; 35          Vice President and     Mr. Mahoney is a director and a senior
                                 Assistant Treasurer    manager of the mutual fund finance
                                                        department of Brinson Advisors. From
                                                        August 1996 through March 1999, he was
                                                        the manager of the mutual fund internal
                                                        control group of Salomon Smith Barney.
                                                        Prior to August 1996, he was an
                                                        associate and assistant treasurer of
                                                        BlackRock Financial Management L.P. Mr.
                                                        Mahoney is a vice president and
                                                        assistant treasurer of 16 investment
                                                        companies for which Brinson Advisors,
                                                        UBS PaineWebber or one of their
                                                        affiliates serves as investment advisor.

Emil Polito*; 40                   Vice President       Mr. Polito is a director of investment
                                                        support and mutual fund services of
                                                        Brinson Advisors. From July 2000 to
                                                        October 2000, he was a senior manager of
                                                        internal systems at Dreyfus Corp. Prior
                                                        to July 2000, Mr. Polito was a senior
                                                        vice president and director of
                                                        operations and control for Brinson
                                                        Advisors. Mr. Polito is also a vice
                                                        president of 22 investment companies for
                                                        which Brinson Advisors, UBS PaineWebber
                                                        or one of their affiliates serves as
                                                        investment advisor.

    NAME AND ADDRESS; AGE      POSITION WITH THE TRUST  BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------      -----------------------  ----------------------------------------
Susan P. Ryan*; 41                 Vice President       Ms. Ryan is an executive director and a
                                                        portfolio manager of Brinson Advisors.
                                                        Ms. Ryan is a vice president of six
                                                        investment companies for which Brinson
                                                        Advisors, UBS PaineWebber or one of
                                                        their affiliates serves as investment
                                                        advisor.

Paul H. Schubert***; 38          Vice President and     Mr. Schubert is an executive director
                                      Treasurer         and the director of the mutual fund
                                                        finance department of Brinson Advisors.
                                                        Mr. Schubert is a vice president and
                                                        treasurer of 22 investment companies for
                                                        which Brinson Advisors, UBS PaineWebber
                                                        or one of their affiliates serves as
                                                        investment advisor.

Keith A. Weller**; 39            Vice President and     Mr. Weller is a director and senior
                                 Assistant Secretary    associate general counsel of Brinson
                                                        Advisors. Mr. Weller is a vice president
                                                        and assistant secretary of 22 investment
                                                        companies for which Brinson Advisors,
                                                        UBS PaineWebber or one of their
                                                        affiliates serves as investment advisor.


---------

  * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

 ** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

*** This person's business address is Newport Center III, 499 Washington Blvd.,
    14th Floor, Jersey City, New Jersey 07310-1998.


  'D' Mrs. Alexander, Mr. Bewkes and Mr. Storms are 'interested persons' of the fund as defined in the Investment Company Act by virtue of their positions with Brinson Advisors and/or UBS PaineWebber.



    The Trust pays trustees who are not 'interested persons' of the Trust $1,000 annually for each series and up to $150 per series for attending each board meeting and each separate meeting of a board committee. The Trust presently has three series and thus pays each such trustee $3,000 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the complex of funds for which Brinson Advisors or UBS PaineWebber serves as investment advisor or investment manager receives additional compensation, aggregating $15,000 annually, from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Because UBS PaineWebber and Brinson Advisors perform substantially all the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Brinson Advisors or UBS PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

    The table below includes certain information relating to the compensation of the Trust's current board members and the compensation of those board members from all funds or which Brinson Advisors or UBS PaineWebber served as an investment advisor or investment manager during the periods indicated.


                             COMPENSATION TABLE'D'


                                                                 AGGREGATE      TOTAL COMPENSATION
                                                               COMPENSATION     FROM THE TRUST AND
                  NAME OF PERSON, POSITION                    FROM THE TRUST*   THE FUND COMPLEX**
                  ------------------------                    ---------------   ------------------
Richard Q. Armstrong, Trustee...............................      $5,340             $108,232
Richard R. Burt, Trustee....................................       5,340              108,232
Meyer Feldberg, Trustee.....................................       5,340              173,982
George W. Gowen, Trustee....................................       6,432              173,982
Frederic V. Malek, Trustee..................................       5,340              108,232
Carl W. Schafer, Trustee....................................       5,250              106,372


---------


'D' Only independent board members are compensated by the funds for which Brinson Advisors or UBS PaineWebber serve as investment advisor or investment manager identified above; board members who are 'interested persons,' as defined by the Investment Company Act, do not receive compensation from these funds.



* Represents fees paid to each trustee for the fiscal year ended April 30, 2001.



** Represents total compensation paid during the calendar year ended December
   31, 2000, to each board member by 33 investment companies (37 in the case of Messrs. Feldberg and Gowen) for which Brinson Advisors, UBS PaineWebber or one of their affiliates served as investment advisor or investment manager. None of these funds has a bonus, pension, profit sharing or retirement plan.


            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


    As of July   , 2001 trustees and officers owned in the aggregate less than
1% of the outstanding shares of any class of each fund.



    As of July   , 2001, the Trust's records showed the following shareholders as owning 5% or more of a class of the funds' shares:



                                                    PERCENTAGE OF SHARES
                                                  BENEFICIALLY OWNED AS OF
              NAME AND ADDRESS*                          JULY , 2001
              -----------------                          -----------
MONEY MARKET FUND

GOVERNMENT SECURITIES FUND

TREASURY SECURITIES FUND



---------


* Each shareholder listed above may be contacted c/o Brinson Advisors, Inc., 51 West 52nd Street, New York, NY 10019-6114.

                    INVESTMENT ADVISORY, ADMINISTRATION AND
                      PRINCIPAL UNDERWRITING ARRANGEMENTS



    INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. UBS PaineWebber acts as investment advisor and administrator of each fund pursuant to a contract with the Trust ('Advisory Contract'). Under the Advisory Contract, each fund pays
UBS PaineWebber an annual fee, computed daily and paid monthly, at an annual rate of 0.25% of its average daily net assets.



    During each of the periods indicated, the funds paid (or accrued) to UBS PaineWebber the following fees under the Advisory Contract. During these periods, UBS PaineWebber voluntarily waived a portion of its fees and/or voluntarily paid other fund expenses, as set forth below.



                                                       FISCAL YEARS ENDED APRIL 30,
                                                   ------------------------------------
                                                      2001         2000         1999
                                                      ----         ----         ----
Money Market Fund................................  $5,628,981   $4,515,497   $4,684,985
    Fee Amount Waived............................           0       33,799      936,943
    Expenses Reimbursed..........................     615,698      342,949          973
Government Securities Fund.......................     399,848      367,653      285,771
    Fee Amount Waived............................           0        2,299       56,592
    Expenses Reimbursed..........................     151,108       56,754            0
Treasury Securities Fund.........................     349,295      335,066      458,169
    Fee Amount Waived............................           0        2,950       90,943
    Expenses Reimbursed..........................     104,629       75,364            0



    Under a contract with UBS PaineWebber ('Brinson Advisors Contract'), Brinson Advisors serves as sub-advisor and sub-administrator for each fund. Under the Brinson Advisors Contract, UBS PaineWebber (not the Trust) pays Brinson Advisors a fee, computed daily and paid monthly, at an annual rate of 50% of the fees paid by each fund to UBS PaineWebber under the Advisory Contract, net of waivers and/or reimbursements.



    During each of the periods indicated, UBS PaineWebber paid (or accrued) to Brinson Advisors the fees indicated below under the Brinson Advisors Contract:



                                                       FISCAL YEARS ENDED APRIL 30,
                                                   ------------------------------------
                                                      2001         2000         1999
                                                      ----         ----         ----
Money Market Fund................................  $2,506,641   $2,069,375   $1,873,688
Government Securities Fund.......................     124,370      154,300      114,287
Treasury Securities Fund.........................     121,833      128,376      183,070



    Under the terms of the Advisory Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by UBS PaineWebber. General expenses of the Trust not readily identifiable as belonging to a specific fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Expenses borne by the Trust include the following (or each fund's share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by UBS PaineWebber; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the trustees and officers who are not interested persons of the fund or UBS PaineWebber; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; (13) costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to the trustees and officers; and (18) costs of mailing, stationery and communications equipment.



    The Advisory and Brinson Advisors Contracts (collectively, 'Contracts') noted above provide that UBS PaineWebber or Brinson Advisors, as the case may be, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the performance of the Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS PaineWebber or Brinson Advisors in the performance of its duties or from reckless disregard of its duties and obligations thereunder.



    The Contracts are terminable by vote of the funds' board or by the holders of a majority of the outstanding voting securities of the funds at any time without penalty, on 60 days' written notice to UBS PaineWebber or Brinson Advisors, as the case may be. The Advisory Contract is also terminable without penalty by UBS PaineWebber on 60 days' written notice to the Trust, and the Brinson Advisors Contract is terminable without penalty by UBS PaineWebber or Brinson Advisors on 60 days' written notice to the other party. The Contracts terminate automatically upon their assignment, and the Brinson Advisors Contract also automatically terminates upon the assignment of the Advisory Contract.



    SECURITIES LENDING. During the fiscal years ended April 30, 2001, April 30, 2000 and April 30, 1999, the funds paid (or accrued) no fees to UBS PaineWebber for its services as securities lending agent because the funds did not engage in any securities lending activities.



    NET ASSETS. The following table shows the approximate net assets as of July 31, 2001, sorted by category of investment objective, of the investment companies as to which Brinson Advisors serves as advisor or sub-advisor. An investment company may fall into more than one of the categories below.



                                                              NET ASSETS
                    INVESTMENT CATEGORY                         ($MIL)
                    -------------------                         ------
Domestic (excluding Money Market)...........................  $
Global......................................................
Equity/Balanced.............................................
Fixed Income (excluding Money Market).......................
    Taxable Fixed Income....................................
    Tax-Free Fixed Income...................................
Money Market Funds..........................................



    DISTRIBUTION ARRANGEMENTS. Brinson Advisors acts as the underwriter of each fund's shares under a principal underwriting contract with the Trust ('Principal Underwriting Contract'), which requires Brinson Advisors to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously. Brinson Advisors enters into dealer agreements with other broker-dealers (affiliated and unaffiliated) and with other financial institutions authorized to sell fund shares. Brinson Advisors is located at 51 West 52nd Street, New York, New York 10019-6114.



    FINANCIAL INTERMEDIARIES. Financial intermediaries (such as banks, trust companies, brokers and investment advisors) may purchase Financial Intermediary shares of Money Market Fund and Treasury Securities Fund for the benefit of their customers. Customers of financial intermediaries also may purchase Institutional shares of Government Securities Fund. The Trust has adopted a shareholder services plan with respect to the Financial Intermediary shares of Money Market Fund and Treasury Securities Fund ('Financial Intermediary Shares Plan') and has also adopted a separate shareholder services plan with respect to the Institutional shares of Government Securities Fund ('Government Securities Fund Plan').



    Each Plan requires that Brinson Advisors provide to the board at least annually a written report of the amounts expended by Brinson Advisors under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with Brinson Advisors in providing information to the board with respect to amounts expended and services provided under the service agreement. Each Plan may be terminated at any time, without penalty, by vote of the trustees of the Trust who are not 'interested persons' of the Trust as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Plan ('Disinterested Trustees'). Any amendment to a Plan must be approved by the board and any material amendment must be approved by the Disinterested Trustees.



    Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, the Trust and Brinson Advisors might be required to alter or discontinue their arrangements with financial intermediaries that are banks and change their method of operations with respect to shares of the funds. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per share of any fund or result in a financial loss to any shareholder.



    Conflict of interest restrictions may apply to a financial institution's receipt of compensation from a fund or Brinson Advisors resulting from fiduciary funds being invested in shares of the funds. Before investing fiduciary funds in fund shares, financial intermediaries, including investment advisors and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.



    The service agreements require a financial intermediary to comply with laws regarding the disclosure to its customers of the compensation payable to it under the Plans and any other compensation payable to it in connection with the investment of its customers' assets in shares of the funds. Financial intermediaries providing services to owners of fund shares in certain states may be required to be registered as dealers under the laws of those states.



    Financial Intermediary Shares Plan. Brinson Advisors implements the Financial Intermediary Shares Plan by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares on behalf of its customers. That agreement requires the financial intermediary to provide support services to its customers who are the beneficial owners of the Financial Intermediary shares.



    Under the Financial Intermediary Shares Plan, Money Market Fund and Treasury Securities Fund each pays Brinson Advisors a monthly fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, Brinson Advisors pays an identical fee to the financial intermediary for providing support services to its customers as specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with Brinson Advisors; (ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares;
(iii) processing dividend payments from the Trust on behalf of customers;
(iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; (viii) forwarding shareholder communications from the Trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and (ix) such other similar services as Brinson Advisors or a fund may reasonably request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations.



    During the fiscal year ended April 30, 2001, under a prior similar shareholder services plan with UBS PaineWebber that applied to all three funds, the Trust made payments through UBS PaineWebber to financial intermediaries with respect to Financial Intermediary shares in the amount of $134,385 for Money Market Fund. No other fund made any payments to UBS PaineWebber under the Plan during this period because no other fund had any outstanding Financial Intermediary shares.

    Government Securities Fund Plan. Brinson Advisors implements the Government Securities Fund Plan by entering into a service agreement with each financial intermediary through which an investor purchases Institutional shares of Government Securities Fund. That agreement requires the financial intermediary to provide support services to its customers who purchase Institutional shares.



    Under the Government Securities Fund Plan, Government Securities Fund pays Brinson Advisors a monthly fee at the annual rate of 0.10% of the average daily net asset value of the Institutional shares owned by the customers of a financial intermediary that has entered into a service agreement with Brinson Advisors. Under each service agreement, Brinson Advisors pays an identical fee to the financial intermediary for providing support services to its customers as specified in the service agreement. These services may include: (i) assisting customers in changing dividend options, account designations and addresses;
(ii) aggregating and/or processing purchase and redemption requests from customers and placing purchase and redemption orders with Brinson Advisors or the Fund's transfer agent; (iii) transmitting and receiving funds in connection with customer orders to purchase and redeem shares; (iv) processing dividend payments on behalf of customers; (v) providing information periodically to customers showing their positions in Institutional shares; (vi) arranging for bank wires; (vii) responding to customer inquiries regarding account status and history, the manner in which purchases and redemptions of Institutional shares may be made and other matters pertaining to the operation of their accounts;
(viii) providing sub-accounting with respect to Institutional shares owned by customers or the information necessary for sub-accounting; (ix) forwarding communications from the Trust (for example, proxies, shareholder reports and dividend, distribution and tax notices) to customers; (x) providing the necessary personnel and facilities to establish and maintain shareholder accounts and records; and (xi) such other similar services as Brinson Advisors or a customer may reasonably request from time to time to the extent the financial intermediary is permitted to perform such services under federal and state statutes, rules and regulations.


                             PORTFOLIO TRANSACTIONS

    The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a 'spread,' which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.


    For purchases or sales with broker-dealer firms that act as principal, Brinson Advisors seeks best execution. Although Brinson Advisors may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Brinson Advisors may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.



    Research services and information received from brokers or dealers are supplemental to Brinson Advisors' own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Brinson Advisors in advising other funds or accounts and, conversely, research services furnished to Brinson Advisors by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the funds.



    During the fiscal years ended April 30, 2001, April 30, 2000 and April 30, 1999 the funds paid no brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis, advice and similar services.

    Investment decisions for the funds and for other investment accounts managed by Brinson Advisors are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the funds and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the funds and such other account(s) as to amount in a manner deemed equitable to the funds and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.



    As of April 30, 2001, Money Market Fund owned securities issued by the following companies which are regular broker-dealers for the fund:



                         ISSUER                  TYPE OF SECURITY                        VALUE
                         ------                  ----------------                        -----
Credit Suisse First Boston, Inc...............   Commercial Paper                      39,662,000
Morgan Stanley Dean Witter & Co...............   Commercial Paper                      25,000,000
Credit Suisse First Boston, Inc...............   Short-term Corporate Obligation       40,000,000
Merrill Lynch & Co., Inc......................   Short-term Corporate Obligation       75,000,745
Morgan Stanley Dean Witter & Co...............   Short-term Corporate Obligation       50,000,000




                  ADDITIONAL INFORMATION REGARDING REDEMPTIONS

    Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of each fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.

    If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, the shareholder may incur brokerage expenses in converting these securities into cash. The Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for a shareholder.

                              VALUATION OF SHARES


    Money Market Fund's and Government Securities Fund's net asset values per share are determined by State Street Bank and Trust Company ('State Street') as of noon, Eastern time, 2:30 p.m., Eastern time and 4:30 p.m., Eastern time, on each Business Day. Treasury Securities Fund's net asset value per share is determined by State Street as of noon, Eastern time and 2:30 p.m., Eastern time, on each Business Day. As defined in the Prospectus, 'Business Day' means any day on which the offices of State Street and the funds' transfer agent, PFPC Inc. ('PFPC') and the New York City offices of Brinson Advisors are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.



    Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ('Rule') under the Investment Company Act. To use amortized cost to value its portfolio securities, a fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the funds might have to sell portfolio securities prior to maturity and at a price that might not be desirable.



    The board has established procedures ('Procedures') for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for a fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality under the Rule and that Brinson Advisors, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.


    In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                            PERFORMANCE INFORMATION

    The funds' performance data quoted in advertising and other promotional materials ('Performance Advertisements') represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

    TOTAL RETURN CALCULATIONS. Average annual total return quotes ('Standardized Return') used in each fund's Performance Advertisements are calculated according to the following formula:

  P(1 + T)'pp'n = ERV
   where:     P = a hypothetical initial payment of $1,000 to purchase
                  shares of a specified class
              T = average annual total return of shares of that class n = number of years
            ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

    Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or 'T' in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

    The funds may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in each fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

    The following tables show performance information for the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

                               MONEY MARKET FUND


                                                                               FINANCIAL
                                                              INSTITUTIONAL   INTERMEDIARY
                                                                 SHARES          SHARES
(INCEPTION DATE)                                               (06/03/91)     (01/14/98)*
----------------                                               ----------     -----------
Year ended April 30, 2001:
    Standardized Return.....................................       6.25%          5.99%
Five Years ended April 30, 2001:
    Standardized Return.....................................       5.55%            --
Inception* to April 30, 2001:
    Standardized Return.....................................       4.94%          5.35%


---------

* Date for most recent issuance of shares. Financial Intermediary shares were originally issued on March 17, 1994, but subsequently redeemed before being reissued in 1998.

                           GOVERNMENT SECURITIES FUND


                                                              INSTITUTIONAL
                                                                 SHARES
(INCEPTION DATE)                                               (06/03/91)
----------------                                               ----------
Year ended April 30, 2001:
    Standardized Return.....................................      6.02%
Five Years ended April 30, 2001:
    Standardized Return.....................................      5.36%
Inception to April 30, 2001:
    Standardized Return.....................................      4.75%


                            TREASURY SECURITIES FUND


                                                              INSTITUTIONAL
                                                                 SHARES
(INCEPTION DATE)                                               (12/06/91)
----------------                                               ----------
Year ended April 30, 2001:
    Standardized Return.....................................      5.55%
Five Years ended April 30, 2001:
    Standardized Return.....................................      5.04%
Inception to April 30, 2001:
    Standardized Return.....................................      4.53%


    CALCULATION OF YIELD. Each fund computes its 7-day current yield and its 7-day effective yield quotations using standardized methods required by the SEC. A fund from time to time advertises (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)'pp'365/7] - 1

    Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.


    The following table shows the yield and effective yield for the outstanding shares of each fund for the 7-day period ended April 30, 2001:



                                                                      EFFECTIVE
                                                              YIELD     YIELD
                                                              -----     -----
Money Market Fund
    Institutional shares....................................   4.73%     4.84%
    Financial Intermediary shares...........................   4.48%     4.58%
Government Securities Fund
    Institutional shares....................................   4.51%     4.60%
    Select shares...........................................    N/A       N/A
Treasury Securities Fund
    Institutional shares....................................   4.15%     4.22%
    Financial Intermediary shares...........................    N/A       N/A


    The funds may also advertise non-standardized yields calculated in a manner similar to that described above, but for different time periods (e.g., one-day yield, 30-day yield).


    OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ('Performance Advertisements') represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, the funds may compare their yields with data published by Lipper Analytical Services, Inc. for money funds ('Lipper'), CDA Investment Technologies, Inc. ('CDA'), IBC Financial Data, Inc. ('IBC'), Wiesenberger Investment Companies Service ('Wiesenberger') or Investment Company Data Inc. ('ICD'), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Smith Barney World Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.


    The funds may also compare their performance with the performance of bank certificates of deposit ('CDs') as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes'r' Money Markets. In comparing a fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the funds seek to maintain a stable net asset value of $1.00 per share, there can be no assurance that they will be able to do so.

    The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. 'Compounding' refers to the fact that, if dividends on the funds' investments are reinvested by being paid in additional fund shares, any future income of the funds would increase the value, not only of the original funds' investments, but also of the additional fund shares received through reinvestment. As a result, the value of the funds' investments would increase more quickly than if dividends had been paid in cash. The funds may also make available to shareholders a daily accrual factor or 'mil rate' representing dividends accrued to shareholder accounts on a given day or days. Certain shareholders may find that this information facilitates accounting or recordkeeping.

                                     TAXES


    BACKUP WITHHOLDING. The funds are required to withhold 31% of all dividends and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the funds or Brinson Advisors or the applicable dealer with a correct taxpayer identification number. Withholding at that rate also is required from dividends payable to those shareholders who otherwise are subject to backup withholding.


    QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To continue to qualify for treatment as a regulated investment company ('RIC') under the Internal Revenue Code, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any) and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                               OTHER INFORMATION

    MASSACHUSETTS BUSINESS TRUST. The Trust is an entity of the type commonly known as a 'Massachusetts business trust.' Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from a fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which UBS PaineWebber believes is remote and not material. Upon payment of any liability incurred by a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of each fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.


    CLASS OF SHARES. A share of each class of a fund represents an interest in the fund's investment portfolio and has similar rights, privileges and preferences. Each share of a fund has equal voting, dividend and liquidation rights, except that beneficial owners of Financial Intermediary shares of Money Market Fund and Treasury Securities Fund and owners of Institutional shares of Government Securities Fund receive certain services directly from financial intermediaries and bear the related service costs.


    VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of a fund will be voted together, except that only the shareholders of a particular class may vote on matters affecting only that class. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the securities is required by law. Financial intermediaries holding shares for their own accounts must undertake to vote the shares in the same proportions as the vote of shares held for their customers.

    The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding no less than two thirds of the outstanding shares of the Trust may remove a board member by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of record of at least 10% of the outstanding shares of the Trust.


    PRIOR NAMES. Prior to May 9, 2001, the funds' names did not contain the preface 'Brinson LIR.' Prior to May 9, 2001, Government Securities Fund's Select shares were known as 'Financial Intermediary shares.'



    CUSTODIAN; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, is custodian of the funds' assets. PFPC, a subsidiary of PNC Bank, N.A., located at 400 Bellevue Parkway, Wilmington, DE 19809, serves as each fund's transfer and dividend disbursing agent.


    COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to UBS PaineWebber and Brinson Advisors in connection with other matters.

    AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the funds.

                              FINANCIAL STATEMENTS


    The funds' Annual Report to Shareholders for their last fiscal year ended April 30, 2001 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.


                                  ------------


                                                   Liquid Institutional Reserves

                                                                     Brinson LIR
                                                               Money Market Fund

                                                                     Brinson LIR
                                                      Government Securities Fund

                                                                     Brinson LIR
                                                        Treasury Securities Fund



                                      ------------------------------------------
                                             Statement of Additional Information
                                                               September 1, 2001
                                      ------------------------------------------





'c' 2001 Brinson Advisors, Inc. All rights reserved.
    S-642

                            PART C. OTHER INFORMATION

Item 23. Exhibits


(1)   (a)   Amended and Restated Declaration of Trust 1/

      (b)   Amendment effective April 18, 1996 to Declaration of Trust 2/

      (c) Amendment effective May 9, 2001 to Declaration of Trust (filed herewith)

(2)   Amended and Restated By-Laws of the Trust 1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/

(4)   (a)   Investment Advisory and Administration Contract between Registrant and UBS PaineWebber Inc. 4/

      (b) Investment Sub-Advisory and Sub-Administration Agreement between UBS PaineWebber Inc. and Brinson Advisors, Inc. 2/

(5)   (a)   Principal Underwriting Contract between Registrant and Brinson
            Advisors, Inc. (filed herewith)

      (b)   Form of Dealer Agreement with UBS PaineWebber Inc. (filed herewith)

      (c)   Form of Dealer Agreement with UBS Warburg LLC (filed herewith)


(6)   Bonus, profit or pension plans - none


(7)   Custodian Contract 4/

(8)   (a)   Transfer Agency Services and Shareholder Services Agreement 5/

      (b) Form of Shareholder Services Plan and Agreement for Brinson LIR Money Market Fund and Brinson LIR Treasury Securities Fund (filed herewith)

      (c) Form of Shareholder Services Plan and Agreement for Brinson LIR Government Securities Fund (filed herewith)

(9)   Opinion and consent of counsel (to be filed)

(10) Other opinions, appraisals, rulings and consents: Auditor's consent (to be filed)


(11)  Financial statements omitted from Part B - none

(12)  Letter of Investment Intent (previously filed)

(13)  Plan Pursuant to Rule 12b-1 - none


(14)  Plan pursuant to Rule 18f-3 (filed herewith)

(15) Code of Ethics for Registrant and Brinson Advisors, Inc. 6/ UBS PaineWebber Inc., Registrant's investment advisor, is not required to have a code of ethics with respect to the Registrant because Registrant consists solely of money market funds.

(16) Powers of Attorney for Mrs. Alexander and Messrs. Storms, Bewkes, Armstrong, Burt, Feldberg, Gowen, Malek, and Schafer (filed herewith)

----------

1/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement, SEC File No. 33-39029, filed August 28, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement, SEC File No. 33-39029, filed August 30, 1996.

3/ Incorporated by reference from Articles II, IV, V, VI, VII and VIII of the Registrant's Amended and Restated Declaration of Trust and Article II of the Registrant's Amended and Restated By-Laws.

4/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement, SEC File No. 33-39029, filed July 3, 1996.

5/ Incorporated by referenced from Post-Effective Amendment No. 10 to the registration statement, SEC File No. 33-39029, filed July 2, 1997.

6/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.


Item 24. Persons Controlled by or under Common Control with Registrant

      None.

Item 25. Indemnification

      Section 4.2 of Article IV of the Registrant's Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Section 4.3(a) of Article IV of the Registrant's Declaration of Trust provides that the Registrant, or the appropriate series of the Registrant, will indemnify its Trustees and officers to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by such Trustees and officers in connection with any claim, action, suit or proceeding in which such Trustee or officer becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof. Additionally, Section 4.3(b) of Article IV provides that no such person shall be indemnified (i) where such person is liable to the Trust, a series thereof or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (ii) where such person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust, or a series thereof, or (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in (ii) above resulting in a payment by a Trustee or officer, unless there has been a determination by the court of other body approving the settlement or other disposition or based upon a review of readily available facts by vote of a majority of the non-interested Trustees or written opinion of independent legal counsel, that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Section 4.3(b) of Article IV further provides that the rights of indemnification may be insured against by policies maintained by the Trust. Section 4.4 of Article IV provides that no Trustee shall be obligated to give any bond or other security for the performance of any of his or her duties hereunder.

      Section 4.6 of Article IV provides that each Trustee, officer or employee of the Trust or a series thereof shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust or a series thereof, upon an opinion of counsel, or upon reports made to the Trust or a series thereof by any of its officers or employees or by the Investment Adviser, the Administrator, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.


      Section 9 of the Investment Advisory and Administration Contract ("Advisory Contract") with UBS PaineWebber Inc. ("UBS PaineWebber") (formerly PaineWebber Incorporated) provides that UBS PaineWebber shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Advisory Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS PaineWebber in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract.
Section 13 of the Advisory Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory Contract and that UBS PaineWebber shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

      Section 7 of the Sub-Investment Advisory and Sub-Administration Agreement between UBS PaineWebber and Brinson Advisors, Inc. ("Brinson Advisors") (formerly Mitchell Hutchins Asset Management Inc.) provides that Brinson Advisors will not be liable for any error of judgment or mistake of law or for any loss suffered by UBS PaineWebber or the Registrant or its shareholders, except a loss arising out of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or reckless disregard by it of its obligations and duties under the Agreement.

      Section 9 of the Principal Underwriting Contract provides that the Trust will indemnify Brinson Advisors and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Brinson Advisors to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Principal Underwriting Contract also provides that Brinson Advisors agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Brinson Advisors for use in the Registration Statement or arising out of an agreement between Brinson Advisors and any retail dealer, or arising out of supplementary literature or advertising used by Brinson Advisors in connection with the Principal Underwriting Contract.

      Section 15 of the Principal Underwriting Contract contains provisions similar to Section 13 of the Advisory Contract.

      Section 9 of each Dealer Agreement contains provisions similar to those of
Section 9 of the Principal Underwriting Contract with respect to the applicable dealer.


      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Advisor

      I. UBS PaineWebber, a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS PaineWebber is primarily engaged in the financial services business. Information as to the officers and directors of UBS PaineWebber is included in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-7163) and is incorporated herein by reference.

      II. Brinson Advisors, a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. Brinson Advisors is primarily engaged in providing investment management, administration and distribution services. Information as to the officers and directors of Brinson Advisors is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.


Item 27. Principal Underwriters


(a) Brinson Advisors serves as principal underwriter and/or investment advisor for the following other investment companies:

            ALL-AMERICAN TERM TRUST, INC.
            BRINSON FINANCIAL SERVICES GROWTH FUND, INC.
            BRINSON INDEX TRUST
            BRINSON INVESTMENT TRUST
            BRINSON MANAGED INVESTMENTS TRUST
            BRINSON MASTER SERIES, INC.
            BRINSON MONEY SERIES
            BRINSON SECURITIES TRUST
            BRINSON SERIES TRUST
            GLOBAL HIGH INCOME DOLLAR FUND, INC.
            INSURED MUNICIPAL INCOME FUND, INC.
            INVESTMENT GRADE MUNICIPAL INCOME FUND, INC.
            LIQUID INSTITUTIONAL RESERVES
            MANAGED HIGH YIELD PLUS FUND INC.
            2002 TARGET TERM TRUST, INC.
            UBS PAINEWEBBER CASHFUND, INC.
            UBS PAINEWEBBER MANAGED MUNICIPAL TRUST
            UBS PAINEWEBBER MUNICIPAL MONEY MARKET SERIES
            UBS PAINEWEBBER RMA MONEY FUND, INC.
            UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

(b) Brinson Advisors is the Registrant's principal underwriter. The directors and officers of Brinson Advisors, their principal business addresses and their positions and offices with Brinson Advisors are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219) and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Brinson Advisors who also serve as directors or officers of the Registrant.


Name and Principal        Positions and Offices   Positions and Offices With
------------------        With Registrant         Underwriter
                          ---------------------   --------------------------


Margo N. Alexander        Trustee                 Chairman and a Director
                                                  of Brinson Advisors

Brian M. Storms*          Trustee and President   President and Chief Executive
                                                  Officer of Brinson Advisors

Thomas Disbrow***         Vice President and      Director and a Senior Manager
                          Assistant Treasurer     of the Mutual Fund Finance
                                                  Department of Brinson Advisors

Amy R. Doberman**         Vice President and      Executive Director and General
                          Secretary               Counsel of Brinson Advisors

Elbridge T. Gerry III*    Vice President          Managing Director and Chief
                                                  Investment Officer -
                                                  Short-Term and Municipals of
                                                  Brinson Advisors

Kevin J. Mahoney***       Vice President and      Director and a Senior Manager
                          Assistant Treasurer     of the Mutual Fund Finance
                                                  Department of Brinson Advisors


Emil Polito*              Vice President          Director of Investment Support
                                                  and Mutual Fund Services of
                                                  Brinson Advisors

Susan P. Ryan*            Vice President          Executive Director and a
                                                  Portfolio Manager of Brinson
                                                  Advisors

Paul H. Schubert***       Vice President and      Executive Director and the
                          Treasurer               Director of the Mutual Fund
                                                  Finance Department of Brinson
                                                  Advisors

Keith A. Weller**         Vice President and      Director and Senior Associate
                          Assistant Secretary     General Counsel of Brinson
                                                  Advisors

----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
*** This person's business address is Newport Center III, 499 Washington Blvd., Jersey City, New Jersey 07310-1998.


(c)   None

Item 28. Location of Accounts and Records


      The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's Sub-Adviser and Sub-Administrator, Brinson Advisors, Inc. at 1285 Avenue of the Americas, New York, New York 10019-6028 and 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.


Item 29. Management Services

      Not applicable.

Item 30. Undertakings

      None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of June, 2001.

                              LIQUID INSTITUTIONAL RESERVES

                              By: /s/ Keith A. Weller
                                  ----------------------------------------------
                                  Keith A. Weller
                                  Vice President and Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                        Date
---------                           -----                        ----


/s/ Brian M. Storms                 President and Trustee        June 28, 2001
------------------------------      (Chief Executive Officer)
Brian M. Storms*


/s/ E. Garrett Bewkes, Jr.          Trustee and Chairman         June 28, 2001
------------------------------      of the Board of Trustees
E. Garrett Bewkes, Jr. *


/s/ Margo N. Alexander              Trustee                      June 28, 2001
------------------------------
Margo N. Alexander *


/s/ Richard Q. Armstrong            Trustee                      June 28, 2001
------------------------------
Richard Q. Armstrong *


/s/ Richard R. Burt                 Trustee                      June 28, 2001
------------------------------
Richard R. Burt *


/s/ Meyer Feldberg                  Trustee                      June 28, 2001
------------------------------
Meyer Feldberg *


/s/ George W. Gowen                 Trustee                      June 28, 2001
------------------------------
George W. Gowen *


/s/ Frederic V. Malek               Trustee                      June 28, 2001
------------------------------
Frederic V. Malek *


/s/ Carl W. Schafer                 Trustee                      June 28, 2001
------------------------------
Carl W. Schafer *


/s/ Paul H. Schubert                Vice President and           June 28, 2001
------------------------------      Treasurer (Chief Financial
Paul H. Schubert                    and Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 9, 2001 and filed herewith as Exhibit 16.

                          LIQUID INSTITUTIONAL RESERVES

                                  EXHIBIT INDEX

Exhibit
Number
-------


(1)   (a)   Amended and Restated Declaration of Trust 1/

      (b)   Amendment effective April 18, 1996 to Declaration of Trust 2/

      (c) Amendment effective May 9, 2001 to Declaration of Trust (filed herewith)

(2)   Amended and Restated By-Laws of the Trust 1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/

(4)   (a)   Investment Advisory and Administration Contract between Registrant and UBS PaineWebber Inc. 4/

      (c) Investment Sub-Advisory and Sub-Administration Agreement between UBS PaineWebber Inc. and Brinson Advisors, Inc. 2/

(5)   (a)   Principal Underwriting Contract between Registrant and Brinson
            Advisors, Inc. (filed herewith)

      (b)   Form of Dealer Agreement with UBS PaineWebber Inc. (filed herewith)

      (c)   Form of Dealer Agreement with UBS Warburg LLC (filed herewith)


(6)   Bonus, profit or pension plans - none


(7)   Custodian Contract 4/

(8)   (a)   Transfer Agency Services and Shareholder Services Agreement 5/

      (b) Form of Shareholder Services Plan and Agreement for Brinson LIR Money Market Fund and Brinson LIR Treasury Securities Fund (filed herewith)

      (c) Form of Shareholder Services Plan and Agreement for Brinson LIR Government Securities Fund (filed herewith)

(9)   Opinion and consent of counsel (to be filed)

(10) Other opinions, appraisals, rulings and consents: Auditor's consent (to be filed)


(11)  Financial statements omitted from Part B - none

(12)  Letter of Investment Intent (previously filed)

(13)  Plan Pursuant to Rule 12b-1 - none


(14)  Plan pursuant to Rule 18f-3 (filed herewith)

(15) Code of Ethics for Registrant and Brinson Advisors, Inc. 6/ UBS PaineWebber Inc., Registrant's investment advisor, is not required to have a code of ethics with respect to the Registrant because Registrant consists solely of money market funds.

(16) Powers of Attorney for Mrs. Alexander and Messrs. Storms, Bewkes, Armstrong, Burt, Feldberg, Gowen, Malek, and Schafer (filed herewith)

----------

1/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement, SEC File No. 33-39029, filed August 28, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement, SEC File No. 33-39029, filed August 30, 1996.

3/ Incorporated by reference from Articles II, IV, V, VI, VII and VIII of the Registrant's Amended and Restated Declaration of Trust and Article II of the Registrant's Amended and Restated By-Laws.

4/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement, SEC File No. 33-39029, filed July 3, 1996.

5/ Incorporated by referenced from Post-Effective Amendment No. 10 to the registration statement, SEC File No. 33-39029, filed July 2, 1997.

6/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.


                          STATEMENT OF DIFFERENCES
                          ------------------------

The copyright symbol shall be expressed as ........................... 'c'
The registered trademark symbol shall be expressed as ................ 'r'
The service mark symbol shall be expressed as ........................ 'sm'
The dagger symbol shall be expressed as .............................. 'D'
Characters normally expressed as superscript shall be preceded by .... 'pp'